Relevant events of the year (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 12, 2021	Oct. 26, 2020	Jun. 30, 2021
BrasilAgro [member]
Statement [Line Items]
Share capital increase description			BrasilAgro carried out two share capital increase: (i) capitalization of R $ 440 million through a public offering of 20,000,000 shares at a price of R $ 22.00 each, carried out in Brazil in an over-the-counter market not organized with placement of efforts abroad, with administrative expenses valued at R $ 17 million recorded directly in stockholders’ equity in the caption “Expenses with issuance of share capital (ii) contribution of R $ 448 million through the issuance of 20,272,707 common shares, nominative and without par value, derived from the exercise of subscription rights, issued by the Company on March 15, 2006
IRSA [Member]
Statement [Line Items]
Distribution of ordinary shares		1,512,500
Equity attributable to the controlling shareholders		$ 725
IRSA's subsidiaries [Member]
Statement [Line Items]
Common stock shares issued, public offering	80,000,000
Warrants to subscribe for new common shares	80,000,000
Description of shares subscription	Each right corresponding to one share (or GDS) allowed its holder to subscribe 0.1382465082 new ordinary shares and receive free of charge an option with the right to subscribe 1 additional ordinary share in the future. The final subscription price for the new shares was ARS 58.35 or USD 0.36 and for the new GDS it was USD 3.60. The new shares, registered, of ARS 1 (one peso) of par value each and with the right to one vote per share gives the right to receive dividends under the same conditions as the current shares in circulation.
Total shares subscribed	80,000,000
Option [member]
Statement [Line Items]
Options issued	80,000,000
Acquisition of additional new shares, exercisable	80,000,000
Exercise price of the warrants	$ 0.432
Expiration period	5 years
Common stock shares issued, Change in capital stock	658,676,460